CLUB ACQUISITIONS, CLUB DISPOSITIONS AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
CLUB ACQUISITIONS, CLUB DISPOSITIONS AND DISCONTINUED OPERATIONS
CLUB ACQUISITIONS, CLUB DISPOSITIONS AND DISCONTINUED OPERATIONS

Club Acquisitions

Assets and liabilities from business combinations were recorded on our consolidated balance sheets at fair value at the date of acquisition. The results of operations of such businesses have been included in the consolidated statements of operations since their date of acquisition.

Chantilly National Golf & Country Club—On December 17, 2013, we acquired Chantilly National Golf & Country Club, a private country club located in Centreville, Virginia, in exchange for net cash consideration of $4.8 million. We recorded the following major categories of assets and liabilities, which are subject to change until our information is finalized, no later than twelve months from the acquisition date:

Depreciable land improvements, property and equipment	$5,171
Inventory	103
Other current liabilities	(25)
Other long-term liabilities	(180)
Long-term debt	(234)
Total	$4,835

Cherry Valley Country Club—On June 18, 2013, we acquired Cherry Valley Country Club, a private country club located in Skillman, New Jersey, in exchange for net cash consideration of $5.6 million. We recorded the following major categories of assets and liabilities:

Depreciable land improvements, property and equipment	$5,976
Prepaid assets	121
Inventory	179
Long-term debt	(311)
Other liabilities	(408)
Total	$5,557

Oak Tree Country Club—On May 22, 2013, we acquired Oak Tree Country Club, a private country club located in Edmond, Oklahoma, in exchange for net cash consideration of $5.2 million. We assumed debt of $5.0 million in connection with the acquisition. We recorded the following major categories of assets and liabilities:

Land, property and equipment	$12,108
Receivables, prepaid assets and other assets	662
Inventory	233
Current maturities of long-term debt	(468)
Long-term debt	(4,486)
Deferred tax liability	(722)
Membership initiation deposits and other liabilities	(2,099)
Total	$5,228

Hartefeld National Golf Club—On April 18, 2012, we acquired Hartefeld National Golf Club, a private country club located in Avondale, Pennsylvania. We recorded the following major categories of assets and liabilities in exchange for consideration of $3.6 million:

Land, depreciable land improvements, property and equipment	$3,999
Prepaid real estate taxes	31
Inventory	112
Deferred revenue and other liabilities	(572)
Total	$3,570

Long Island Clubs—On June 7, 2011, ClubCorp acquired three properties located in Long Island, New York. The properties include Hamlet Golf and Country Club which is a private golf club, and Wind Watch Golf and Country Club and Willow Creek Golf and Country Club which are semi-private golf clubs. We recorded the following major categories of assets and liabilities in exchange for total consideration of $18.8 million:

Land, property and equipment	$20,223
Prepaid real estate taxes	487
Inventory	197
Deferred revenue and other liabilities	(2,131)
Total	$18,776

Canterwood Golf & Country Club—On August 9, 2011, ClubCorp acquired Canterwood Golf and Country Club, a private golf club property located in Gig Harbor, Washington. We recorded the following major categories of assets and liabilities in exchange for consideration of $4.0 million:

Land, property and equipment	$4,003
Inventory and other current assets	149
Deferred revenue and other liabilities	(171)
Total	$3,981

There was no goodwill recorded on any of the purchase transactions listed above.

     Revenues and operating income associated with clubs acquired during the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, were as follows for each year.

	2013	2012	2011
Revenues	$34,751	$22,175	$10,079
Operating income (loss)	$538	$705	$(620)

The pro forma information related to these acquisitions is not material to our historical results of operations.

Club Dispositions

Clubs may be divested when we determine they will be unable to provide a positive contribution to cash flows from operations in future periods and/or when they are determined to be non-strategic holdings for the Company. Gains from divestitures are recognized in the period in which operations cease and losses are recognized when we determine that the carrying value is not recoverable and exceeds fair value.

Glendale Racquet Club, Inc.—On September 27, 2012, we sold certain assets and liabilities of Glendale Racquet Club, Inc., a sports club located in Milwaukee, Wisconsin, to an unrelated third party for $5.9 million. The sale resulted in a pre-tax loss of $11.1 million recorded in the fiscal year ended December 25, 2012 including a $6.5 million loss recognized for goodwill allocated to this entity. See Note 7. These losses are included in loss from discontinued operations in the consolidated statements of operations and comprehensive loss.
We discontinued one additional business, sports and alumni club and one golf management contract in the fiscal year ended December 25, 2012 for a pre-tax gain of $0.1 million. In conjunction with the discontinued golf management contract, we recorded impairment of liquor licenses of $0.1 million. See Note 7. We discontinued two business, sports and alumni clubs and one golf management contract for a pre-tax loss of $0.0 million during the fiscal year ended December 27, 2011.

We did not discontinue any clubs in the fiscal year ended December 31, 2013.

There were no assets held for sale at December 31, 2013 or December 25, 2012.

Discontinued Club Operations

Operations of the clubs that have been disposed along with the held for sale property were reclassified to discontinued operations on the consolidated statements of operations. Summarized financial information for these clubs is as follows:

	2013	2012	2011
Revenues	$—	$3,759	$7,387
Operating expenses, excluding loss on disposals and impairments of assets	(10)	(3,658)	(7,152)
Gain (loss) on disposals and impairments of assets	1	(11,448)	(126)
Interest expense	—	(2,239)	(215)
Loss from discontinued club operations, before taxes	(9)	(13,586)	(106)
Income tax (expense) benefit	(3)	2,669	(152)
Net income (loss) from discontinued clubs	$(12)	$(10,917)	$(258)